Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
	2020	2019
Balance, beginning of year	$-	$-
Accretion expense	-	-
ARO liability acquired in Banner Midstream acquisition	295	-
Reclamation obligations settled	-	-
Additions and changes in estimates	-	-
Balance, end of year	$295	$-